INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Favorable LeaseTerms Purchase Options For Vessels	$ 21,782		$ 21,782
Intangible liabilities purchase options held by third parties	9,405		9,405
Acquisition of Energias			2,092	0
Favorable lease terms write off			3,780
Amortization Of Intangible Assets	$ 3,639	$ 4,463	$ 7,247	$ 8,852